Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16.    COMMITMENTS AND CONTINGENCIES

Contingencies

The Group’s significant unrecognized contractual commitments are as follows:

	December 31, 2024	December 31, 2023
Acquisition of property, plant and equipment	$48,842	$1,319,465
Access to software license services	428,229	349,755
Other services	21,775	—
Total	$498,846	$1,669,220

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no material pending or threatened claims and litigation as of the issuance date of these consolidated financial statements.